UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Aerospace & Defense — 2.8%
Boeing Co. (The)	985,660	$128,007,664
General Dynamics Corp.	103,638	14,430,555
Honeywell International, Inc.	312,302	36,326,969
Huntington Ingalls Industries, Inc.	1	168
Lockheed Martin Corp.	38,574	9,572,909
Northrop Grumman Corp.	16,117	3,582,487
Raytheon Co.	60,768	8,261,410
Rockwell Collins, Inc.	166,787	14,200,245
United Technologies Corp.	944,851	96,894,470

		$311,276,877

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	180,344	$13,390,542
FedEx Corp.	276,064	41,900,994
United Parcel Service, Inc., Class B	1,162,901	125,267,696

		$180,559,232

Airlines — 0.0%(1)
American Airlines Group, Inc.	25,224	$714,091

		$714,091

Auto Components — 0.3%
BorgWarner, Inc.	2,000	$59,040
Johnson Controls, Inc.	645,423	28,566,422

		$28,625,462

Automobiles — 0.1%
Daimler AG	38,000	$2,280,000
Ford Motor Co.	336,080	4,224,526
Harley-Davidson, Inc.	800	36,240

		$6,540,766

Banks — 6.3%
Bank of America Corp.	1,898,282	$25,190,202
Bank of Montreal	4	254
BB&T Corp.	1,208,302	43,027,634
CIT Group, Inc.	66,161	2,111,197
Citigroup, Inc.	808,317	34,264,558
Commerce Bancshares, Inc.	23,000	1,101,700
Fifth Third Bancorp	1,150,771	20,242,062
HSBC Holdings PLC	220,592	1,352,402
HSBC Holdings PLC ADR	424	13,275

Security	Shares	Value

Banks (continued)
Huntington Bancshares, Inc.	85,471	$764,111
ING Groep NV ADR	131,742	1,360,895
JPMorgan Chase & Co.	3,357,162	208,614,047
KeyCorp	111,718	1,234,484
M&T Bank Corp.	25,977	3,071,261
PNC Financial Services Group, Inc. (The)	71,422	5,813,037
Regions Financial Corp.	648,069	5,515,067
Societe Generale SA	460,793	14,416,315
SunTrust Banks, Inc.	324,267	13,320,888
SVB Financial Group(2)	5,433	517,004
Synovus Financial Corp.	1,565	45,369
Toronto-Dominion Bank (The)	29,644	1,272,617
U.S. Bancorp	2,493,666	100,569,550
Wells Fargo & Co.	4,802,695	227,311,554
Zions Bancorporation	38,805	975,170

		$712,104,653

Beverages — 3.0%
Boston Beer Co., Inc. (The), Class A(2)	3,130	$535,324
Coca-Cola Co. (The)	3,086,767	139,923,148
Molson Coors Brewing Co., Class B	186,000	18,810,180
Monster Beverage Corp.(2)	30,205	4,854,245
PepsiCo, Inc.	1,671,751	177,105,301

		$341,228,198

Biotechnology — 4.2%
AbbVie, Inc.	1,645,810	$101,892,097
Agios Pharmaceuticals, Inc.(2)	54,880	2,299,198
Alexion Pharmaceuticals, Inc.(2)	224,910	26,260,492
Amgen, Inc.	1,062,769	161,700,303
Biogen, Inc.(2)	92,566	22,384,310
Celgene Corp.(2)	564,176	55,644,679
Gilead Sciences, Inc.	1,056,926	88,168,767
Shire PLC ADR	3,638	669,683
Vertex Pharmaceuticals, Inc.(2)	160,000	13,763,200

		$472,782,729

Building Products — 0.0%(1)
A.O. Smith Corp.	12,000	$1,057,320
Fortune Brands Home & Security, Inc.	1,600	92,752

		$1,150,072

11	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets — 3.7%
Affiliated Managers Group, Inc.(2)	275	$38,712
Ameriprise Financial, Inc.	210,135	18,880,630
Bank of New York Mellon Corp. (The)	449,296	17,455,150
BlackRock, Inc.	7,289	2,496,701
Brookfield Asset Management, Inc., Class A	8,547	282,649
Charles Schwab Corp. (The)	2,745,966	69,500,399
E*TRADE Financial Corp.(2)	4,593	107,890
Franklin Resources, Inc.	980,865	32,731,465
Goldman Sachs Group, Inc. (The)	537,244	79,823,713
Invesco, Ltd.	4,040	103,182
Legg Mason, Inc.	122,902	3,624,380
LPL Financial Holdings, Inc.	99,471	2,241,082
Morgan Stanley	2,232,607	58,003,130
Northern Trust Corp.	709,098	46,984,833
State Street Corp.	772,398	41,647,700
Stifel Financial Corp.(2)	112,796	3,547,434
T. Rowe Price Group, Inc.	595,815	43,476,621
UBS AG(2)	20,928	271,227
Waddell & Reed Financial, Inc., Class A	8,833	152,104

		$421,369,002

Chemicals — 1.8%
Air Products and Chemicals, Inc.	12,258	$1,741,126
Ashland, Inc.	25,092	2,879,809
Chemours Co. (The)	138,214	1,138,883
Dow Chemical Co. (The)	182,401	9,067,154
E.I. du Pont de Nemours & Co.	727,955	47,171,484
Eastman Chemical Co.	1,500	101,850
Ecolab, Inc.	504,937	59,885,528
LyondellBasell Industries NV, Class A	2,163	160,971
Monsanto Co.	506,707	52,398,571
NewMarket Corp.	5,001	2,072,314
PPG Industries, Inc.	238,708	24,861,438
Praxair, Inc.	4,903	551,048
Sherwin-Williams Co. (The)	10,994	3,228,608
Valspar Corp. (The)	20,000	2,160,600
Westlake Chemical Corp.	1,000	42,920

		$207,462,304

Commercial Services & Supplies — 0.2%
Cintas Corp.	30,901	$3,032,315
Pitney Bowes, Inc.	14,270	254,006
Stericycle, Inc.(2)	20,417	2,125,818
Tyco International PLC	109,356	4,658,566
Waste Management, Inc.	109,181	7,235,425

		$17,306,130

Security	Shares	Value

Communications Equipment — 0.9%
Arista Networks, Inc.(2)	108,200	$6,965,916
Arista Networks, Inc.(2)(3)	327,000	21,052,260
Brocade Communications Systems, Inc.	176,629	1,621,454
Cisco Systems, Inc.	1,655,345	47,491,848
Juniper Networks, Inc.	242,092	5,444,649
Motorola Solutions, Inc.	2,986	196,986
Nokia Oyj ADR	192	1,093
Palo Alto Networks, Inc.(2)	137,408	16,851,717

		$99,625,923

Construction & Engineering — 0.0%(1)
Brookfield Business Partners LP(2)	170	$3,245
Jacobs Engineering Group, Inc.(2)	56,851	2,831,749

		$2,834,994

Construction Materials — 0.1%
Vulcan Materials Co.	49,298	$5,933,507

		$5,933,507

Consumer Finance — 1.4%
American Express Co.	965,591	$58,669,309
Capital One Financial Corp.	80,994	5,143,929
Discover Financial Services	906,290	48,568,081
LendingClub Corp.(2)	79,691	342,671
Navient Corp.	10,200	121,890
SLM Corp.(2)	10,200	63,036
Synchrony Financial(2)	1,716,548	43,394,334

		$156,303,250

Containers & Packaging — 0.0%(1)
International Paper Co.	42,000	$1,779,960

		$1,779,960

Distributors — 0.2%
Genuine Parts Co.	188,424	$19,077,930

		$19,077,930

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$510,163

		$510,163

12	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class A(2)	453	$98,289,675
Berkshire Hathaway, Inc., Class B(2)	1,135,868	164,462,328
CBOE Holdings, Inc.	151,225	10,074,609
CME Group, Inc.	176,714	17,211,944
Intercontinental Exchange, Inc.	14,292	3,658,180
Moody’s Corp.	187,415	17,562,660
S&P Global, Inc.	86,290	9,255,465

		$320,514,861

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	584,891	$25,273,140
CenturyLink, Inc.	5,086	147,545
Deutsche Telekom AG ADR	50,092	850,562
Frontier Communications Corp.	13,417	66,280
Verizon Communications, Inc.	419,226	23,409,580
Windstream Holdings, Inc.	11,811	109,488

		$49,856,595

Electric Utilities — 0.2%
Duke Energy Corp.	47,098	$4,040,538
Exelon Corp.	8,420	306,151
NextEra Energy, Inc.	93,905	12,245,212
Southern Co. (The)	99,492	5,335,756

		$21,927,657

Electrical Equipment — 1.2%
Acuity Brands, Inc.	9,321	$2,311,235
AMETEK, Inc.	58,946	2,725,074
Eaton Corp. PLC	92,083	5,500,118
Emerson Electric Co.	2,022,752	105,506,744
Rockwell Automation, Inc.	122,921	14,113,789
SolarCity Corp.(2)	7,671	183,567

		$130,340,527

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,490,118	$30,517,617
Keysight Technologies, Inc.(2)	113,949	3,314,776
Knowles Corp.(2)	90,072	1,232,185
TE Connectivity, Ltd.	12,687	724,555

		$35,789,133

Energy Equipment & Services — 1.2%
Halliburton Co.	908,146	$41,129,932
National Oilwell Varco, Inc.	4,581	154,151

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger, Ltd.	1,207,437	$95,484,118
Transocean, Ltd.	2,884	34,291

		$136,802,492

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	877,027	$137,728,320
CVS Health Corp.	1,163,406	111,384,490
Kroger Co. (The)	147,263	5,417,806
Sprouts Farmers Market, Inc.(2)	1,657,547	37,957,826
Sysco Corp.	378,674	19,213,919
Wal-Mart Stores, Inc.	1,218,335	88,962,822
Walgreens Boots Alliance, Inc.	300,194	24,997,154

		$425,662,337

Food Products — 1.8%
Archer-Daniels-Midland Co.	170,413	$7,309,014
Campbell Soup Co.	18,260	1,214,838
ConAgra Foods, Inc.	219,407	10,489,849
Flowers Foods, Inc.	147,169	2,759,419
General Mills, Inc.	15,587	1,111,665
Hain Celestial Group, Inc. (The)(2)	7,590	377,602
Hershey Co. (The)	576,941	65,477,034
JM Smucker Co. (The)	12,283	1,872,052
Kellogg Co.	62,358	5,091,531
Kraft Heinz Co. (The)	7,111	629,181
McCormick & Co., Inc.	48,129	5,133,920
Mondelez International, Inc., Class A	266,344	12,121,315
Nestle SA	1,191,874	92,344,375

		$205,931,795

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,568,291	$61,649,519
Bard (C.R.), Inc.	25,000	5,879,000
Baxter International, Inc.	230,275	10,413,035
Becton, Dickinson and Co.	75,652	12,829,823
Boston Scientific Corp.(2)	27,329	638,679
DexCom, Inc.(2)(3)	25,000	1,983,250
DexCom, Inc.(2)	27,289	2,164,836
Halyard Health, Inc.(2)	2,456	79,869
Intuitive Surgical, Inc.(2)	22,100	14,617,161
Medtronic PLC	528,682	45,873,737
St. Jude Medical, Inc.	139,806	10,904,868
Stryker Corp.	242,583	29,068,721
Zimmer Biomet Holdings, Inc.	133,186	16,032,931

		$212,135,429

13	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 0.9%
Aetna, Inc.	17,840	$2,178,799
AmerisourceBergen Corp.	120,622	9,567,737
Anthem, Inc.	54,347	7,137,935
Cardinal Health, Inc.	251,636	19,630,124
Cigna Corp.	1,464	187,377
DaVita HealthCare Partners, Inc.(2)	169,352	13,094,297
Express Scripts Holding Co.(2)	344,283	26,096,652
HCA Holdings, Inc.(2)	145,114	11,175,229
Henry Schein, Inc.(2)	12,854	2,272,587
Humana, Inc.	482	86,702
McKesson Corp.	3,784	706,284
PharMerica Corp.(2)	1,805	44,511
UnitedHealth Group, Inc.	61,085	8,625,202

		$100,803,436

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$84,384

		$84,384

Hotels, Restaurants & Leisure — 3.0%
Chipotle Mexican Grill, Inc.(2)	659	$265,419
Marriott International, Inc., Class A	927,847	61,664,712
McDonald’s Corp.	453,851	54,616,429
Starbucks Corp.	3,552,377	202,911,774
Yum! Brands, Inc.	290,179	24,061,643

		$343,519,977

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$45,803
Harman International Industries, Inc.	26,105	1,874,861
Newell Brands, Inc.(3)	346,781	16,819,573

		$18,740,237

Household Products — 1.8%
Colgate-Palmolive Co.	1,208,629	$88,471,643
Kimberly-Clark Corp.	25,068	3,446,349
Procter & Gamble Co. (The)	1,346,502	114,008,324

		$205,926,316

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$21,590

		$21,590

Security	Shares	Value

Industrial Conglomerates — 2.4%
3M Co.	793,337	$138,929,175
Carlisle Cos., Inc.	24,148	2,551,961
Danaher Corp.	52,353	5,287,653
General Electric Co.	4,219,412	132,827,090

		$279,595,879

Insurance — 1.0%
Aegon NV ADR	829,072	$3,324,579
Aflac, Inc.	218,366	15,757,290
Alleghany Corp.(2)	3,985	2,190,076
Allstate Corp. (The)	583	40,781
American International Group, Inc.	19,834	1,049,020
Aon PLC	71,029	7,758,498
Arthur J. Gallagher & Co.	89,790	4,274,004
Chubb, Ltd.	2,922	381,935
Cincinnati Financial Corp.	141,081	10,565,556
Hartford Financial Services Group, Inc.	5,762	255,718
Markel Corp.(2)	6,362	6,061,586
Marsh & McLennan Cos., Inc.	79,454	5,439,421
Progressive Corp.	1,230,644	41,226,574
Prudential Financial, Inc.	18,767	1,338,838
Torchmark Corp.	78,790	4,870,798
Travelers Companies, Inc. (The)	88,806	10,571,466
Willis Towers Watson PLC	104	12,928

		$115,119,068

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(2)	334,773	$239,570,254
Expedia, Inc.	2,575	273,723
Netflix, Inc.(2)	63,000	5,763,240
Priceline Group, Inc. (The)(2)	41,861	52,259,691

		$297,866,908

Internet Software & Services — 7.2%
Akamai Technologies, Inc.(2)	200,000	$11,186,000
Alibaba Group Holding, Ltd. ADR(2)	176,723	14,054,780
Alphabet, Inc., Class A(2)	284,151	199,908,753
Alphabet, Inc., Class C(2)	310,666	215,011,939
Baidu, Inc. ADR(2)	20,000	3,303,000
eBay, Inc.(2)	1,280,740	29,982,123
Facebook, Inc., Class A(2)	2,504,073	286,165,463
IAC/InterActiveCorp	17,583	989,923
LinkedIn Corp., Class A(2)	12,245	2,317,366
LinkedIn Corp., Class A(2)(3)	190,000	35,957,500
Pandora Media, Inc.(2)	37,000	460,650

14	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Twitter, Inc.(2)	771,532	$13,046,606
VeriSign, Inc.(2)	17,631	1,524,376
Yahoo! Inc.(2)	144,071	5,411,307

		$819,319,786

IT Services — 2.5%
Accenture PLC, Class A	691,824	$78,376,741
Alliance Data Systems Corp.(2)	686	134,401
Automatic Data Processing, Inc.	117,618	10,805,566
Broadridge Financial Solutions, Inc.	1,652	107,710
Cognizant Technology Solutions Corp., Class A(2)	3,510	200,912
Fidelity National Information Services, Inc.	67,117	4,945,181
Fiserv, Inc.(2)	47,012	5,111,615
International Business Machines Corp.	372,434	56,528,032
MasterCard, Inc., Class A	31,626	2,784,986
Paychex, Inc.	695,192	41,363,924
PayPal Holdings, Inc.(2)	844,274	30,824,444
Sabre Corp.	2,290	61,349
Square, Inc., Class A(2)	96,040	869,162
Total System Services, Inc.	32,405	1,721,029
Visa, Inc., Class A	582,335	43,191,787
Western Union Co.	60,362	1,157,743

		$278,184,582

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$829,373
Polaris Industries, Inc.	4,104	335,543

		$1,164,916

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	644,279	$28,580,216
Illumina, Inc.(2)	10,000	1,403,800
Thermo Fisher Scientific, Inc.	19,676	2,907,326

		$32,891,342

Machinery — 1.8%
Caterpillar, Inc.	138,411	$10,492,938
Deere & Co.	508,184	41,183,231
Donaldson Co., Inc.	89,373	3,070,856
Dover Corp.	332,307	23,035,521
Illinois Tool Works, Inc.	1,036,897	108,003,192
Ingersoll-Rand PLC	2,232	142,134
Manitowoc Co., Inc. (The)	45,741	249,288
Manitowoc Foodservice, Inc.(2)	45,741	805,956

Security	Shares	Value

Machinery (continued)
PACCAR, Inc.	171,748	$8,908,569
Parker-Hannifin Corp.	16,957	1,832,204
Pentair PLC	4	233
Snap-On, Inc.	15,151	2,391,131
WABCO Holdings, Inc.(2)	3,080	282,036
Wabtec Corp.	12,082	848,519

		$201,245,808

Media — 3.3%
CBS Corp., Class B	139,625	$7,601,185
Comcast Corp., Class A	1,621,863	105,729,249
Discovery Communications, Inc., Class A(2)	6,930	174,844
Discovery Communications, Inc., Class C(2)	207	4,937
Liberty Braves Group, Class A(2)	1,236	18,589
Liberty Braves Group, Class C(2)	2,473	36,254
Liberty Broadband Corp., Series A(2)	3,091	183,605
Liberty Broadband Corp., Series C(2)	6,183	370,980
Liberty Global PLC, Class A(2)	8,854	257,297
Liberty Global PLC, Class C(2)	27,614	791,141
Liberty Global PLC LiLAC, Class A(2)	1,547	49,897
Liberty Global PLC LiLAC, Class C(2)	4,825	156,764
Liberty Media Group, Class A(2)	3,091	59,162
Liberty Media Group, Class C(2)	6,183	117,292
Liberty SiriusXM Group, Class A(2)	12,367	387,829
Liberty SiriusXM Group, Class C(2)	24,734	763,539
News Corp., Class A	24	272
Omnicom Group, Inc.	148,152	12,072,907
TEGNA, Inc.	1,201	27,827
Time Warner, Inc.	353,375	25,987,198
Time, Inc.	109	1,794
Twenty-First Century Fox, Inc., Class A	5,783	156,430
Viacom, Inc., Class B	133,554	5,538,484
Walt Disney Co. (The)	2,161,840	211,471,189

		$371,958,665

Metals & Mining — 0.1%
Alcoa, Inc.	52,760	$489,085
Cliffs Natural Resources, Inc.(2)	278,122	1,576,952
Freeport-McMoRan, Inc.	498	5,548
Glencore PLC	598,405	1,233,383
Lonmin PLC(2)	64	164
Nucor Corp.	235,636	11,642,775

		$14,947,907

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$62,904
Dominion Resources, Inc.	1,700	132,481
Sempra Energy	1,443	164,531

		$359,916

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	28,906	$2,724,101
Dollar Tree, Inc.(2)(3)	105,998	9,989,252
Nordstrom, Inc.	6,000	228,300
Target Corp.	173,907	12,142,187

		$25,083,840

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	797,255	$42,453,829
Antero Resources Corp.(2)	1,098,197	28,531,158
Antero Resources Corp.(2)(3)	535,000	13,899,300
Apache Corp.	231,072	12,863,778
California Resources Corp.	275	3,355
Cheniere Energy, Inc.(2)	331,018	12,429,726
Cheniere Energy, Inc.(2)(3)	300,000	11,249,229
Chesapeake Energy Corp.(2)	288	1,233
Chevron Corp.	672,381	70,485,700
Concho Resources, Inc.(2)	40,000	4,770,800
ConocoPhillips	304,053	13,256,711
Devon Energy Corp.	1,380,333	50,037,071
EOG Resources, Inc.	437,793	36,520,692
Exxon Mobil Corp.	3,195,977	299,590,884
Hess Corp.	39,579	2,378,698
Kinder Morgan, Inc.	5,815	108,857
Marathon Oil Corp.	170,827	2,564,113
Marathon Petroleum Corp.	160,826	6,104,955
Murphy Oil Corp.	145,312	4,613,656
Occidental Petroleum Corp.	8,074	610,072
Phillips 66	182,207	14,456,303
Range Resources Corp.	4,900	211,386
Royal Dutch Shell PLC, Class A ADR	70,142	3,873,241
Southwestern Energy Co.(2)	730	9,183
Spectra Energy Corp.	8,040	294,505
Williams Cos., Inc.	4,625	100,039
WPX Energy, Inc.(2)	666	6,201

		$631,424,675

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	41,763	$3,801,268
Unilever NV - NY Shares	12,000	563,280

		$4,364,548

Security	Shares	Value

Pharmaceuticals — 7.3%
Allergan PLC(2)	88,994	$20,565,623
Bristol-Myers Squibb Co.	2,191,452	161,181,295
Catalent, Inc.(2)	45,943	1,056,230
Eli Lilly & Co.	1,295,162	101,994,007
GlaxoSmithKline PLC ADR	1,468	63,623
Johnson & Johnson	1,947,484	236,229,809
Mallinckrodt PLC(2)	17,707	1,076,231
Merck & Co., Inc.	1,289,598	74,293,741
Novartis AG ADR	111,303	9,183,611
Novo Nordisk A/S ADR	1,266,821	68,129,633
Pfizer, Inc.	1,524,909	53,692,046
Roche Holding AG ADR	35,808	1,179,874
Sanofi ADR	5,100	213,435
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	83,978,834
Zoetis, Inc.	361,174	17,141,318

		$829,979,310

Professional Services — 0.1%
Equifax, Inc.	8,854	$1,136,854
Nielsen Holdings PLC	72,356	3,760,341
On Assignment, Inc.(2)(3)	105,500	3,898,225
Verisk Analytics, Inc.(2)	46,792	3,793,895

		$12,589,315

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	10,718	$1,217,672
Communications Sales & Leasing, Inc.	14,173	409,600
Host Hotels & Resorts, Inc.	3,140	50,899
Simon Property Group, Inc.	18,096	3,925,022
Weyerhaeuser Co.	1,200	35,724

		$5,638,917

Road & Rail — 0.3%
CSX Corp.	17,590	$458,747
Kansas City Southern	1,000	90,090
Norfolk Southern Corp.	110,645	9,419,209
Union Pacific Corp.	299,149	26,100,750

		$36,068,796

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	599,209	$33,939,198
Applied Materials, Inc.	100,000	2,397,000
Broadcom, Ltd.	48,933	7,604,188
Cypress Semiconductor Corp.	108,454	1,144,190

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	6,759,610	$221,715,208
Linear Technology Corp.	68,494	3,187,026
Marvell Technology Group, Ltd.	95,391	909,076
Microchip Technology, Inc.	126,530	6,422,663
NVIDIA Corp.	360,148	16,930,557
QUALCOMM, Inc.	1,447,650	77,550,611
Texas Instruments, Inc.	1,022,722	64,073,533
Xilinx, Inc.	90,186	4,160,280

		$440,033,530

Software — 3.9%
Activision Blizzard, Inc.	218,092	$8,642,986
Adobe Systems, Inc.(2)	482,710	46,238,791
Autodesk, Inc.(2)	1,200	64,968
CA, Inc.	7,339	240,939
Cadence Design Systems, Inc.(2)	344,974	8,382,868
CDK Global, Inc.	1,202	66,699
Check Point Software Technologies, Ltd.(2)	150,000	11,952,000
FireEye, Inc.(2)	82,732	1,362,596
Fortinet, Inc.(2)	20,000	631,800
Infoblox, Inc.(2)	41,046	770,023
Manhattan Associates, Inc.(2)	52,364	3,358,103
Microsoft Corp.	3,217,924	164,661,171
Oracle Corp.	3,964,029	162,247,707
Paycom Software, Inc.(2)	120,000	5,185,200
salesforce.com, inc.(2)	20,351	1,616,073
ServiceNow, Inc.(2)	170,239	11,303,870
Splunk, Inc.(2)	100,000	5,418,000
Symantec Corp.	72,900	1,497,366
Synopsys, Inc.(2)	5,660	306,093
Tableau Software, Inc., Class A(2)	13,699	670,155
Workday, Inc., Class A(2)	68,726	5,131,771

		$439,749,179

Specialty Retail — 3.3%
Advance Auto Parts, Inc.	62,547	$10,109,472
Advance Auto Parts, Inc.(3)	16,346	2,638,305
AutoNation, Inc.(2)	5,972	280,565
Bed Bath & Beyond, Inc.	7,000	302,540
Best Buy Co., Inc.	133,011	4,070,137
Dick’s Sporting Goods, Inc.	35,000	1,577,100
Gap, Inc. (The)	89,138	1,891,508
GNC Holdings, Inc., Class A	900	21,861
Home Depot, Inc. (The)	832,364	106,284,559
L Brands, Inc.	41,877	2,811,203

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Companies, Inc.	400,443	$31,703,072
Ross Stores, Inc.	97,863	5,547,853
Ross Stores, Inc.(3)	60,327	3,419,938
Ross Stores, Inc.(3)	42,798	2,424,116
Signet Jewelers, Ltd.	65,332	5,384,010
Staples, Inc.	144,626	1,246,676
Tiffany & Co.	600	36,384
TJX Cos., Inc. (The)	2,152,688	166,252,094
Tractor Supply Co.	93,481	8,523,598
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	15,494,286

		$370,019,277

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	3,377,872	$322,924,563
EMC Corp.	143,189	3,890,445
Hewlett Packard Enterprise Co.	31,477	575,085
HP, Inc.	31,477	395,036
NetApp, Inc.	414,967	10,204,039

		$337,989,168

Textiles, Apparel & Luxury Goods — 2.4%
Hanesbrands, Inc.	1,012,238	$25,437,541
NIKE, Inc., Class B	4,438,624	245,012,045
VF Corp.	36,058	2,217,206

		$272,666,792

Tobacco — 0.5%
Altria Group, Inc.	164,833	$11,366,884
Philip Morris International, Inc.	441,605	44,920,060
Reynolds American, Inc.	6,462	348,496

		$56,635,440

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$29,342
United Rentals, Inc.(2)	2,000	134,200

		$163,542

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$4,235,180
Sprint Corp.(2)	135,160	612,275
Vodafone Group PLC ADR	97,896	3,024,007

		$7,871,462

Total Common Stocks (identified cost $6,259,804,719)		$11,078,174,577

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Portfolio of Investments (Unaudited) — continued

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$1,676

Total Rights (identified cost $16,440)		$1,676

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(4)	$213,334	$213,334,030

Total Short-Term Investments (identified cost $213,334,030)		$213,334,030

Total Investments — 99.9% (identified cost $6,473,155,189)		$11,291,510,283

Other Assets, Less Liabilities — 0.1%		$11,582,465

Net Assets — 100.0%		$11,303,092,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2016
Unaffiliated investments, at value (identified cost, $6,259,821,159)	$11,078,176,253
Affiliated investment, at value (identified cost, $213,334,030)	213,334,030
Cash	61,524
Foreign currency, at value (identified cost, $99)	98
Dividends receivable	10,085,360
Interest receivable from affiliated investment	88,125
Receivable for investments sold	2,366,407
Tax reclaims receivable	4,015,329
Total assets	$11,308,127,126

Liabilities
Payable to affiliates:
Investment adviser fee	$4,174,464
Trustees’ fees	17,000
Accrued expenses	842,914
Total liabilities	$5,034,378
Net Assets applicable to investors’ interest in Portfolio	$11,303,092,748

Sources of Net Assets
Investors’ capital	$6,484,817,953
Net unrealized appreciation	4,818,274,795
Total	$11,303,092,748

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2016
Dividends (net of foreign taxes, $1,190,174)	$108,253,285
Interest allocated from affiliated investment	433,392
Expenses allocated from affiliated investment	(14,216)
Total investment income	$108,672,461

Expenses
Investment adviser fee	$24,225,950
Trustees’ fees and expenses	34,000
Custodian fee	794,270
Professional fees	130,400
Miscellaneous	183,327
Total expenses	$25,367,947

Net investment income	$83,304,514

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$82,813,466
Investment transactions allocated from affiliated investment	687
Foreign currency transactions	(36,384)
Net realized gain	$82,777,769
Change in unrealized appreciation (depreciation) —
Investments	$(60,317,948)
Foreign currency	42,910
Net change in unrealized appreciation (depreciation)	$(60,275,038)

Net realized and unrealized gain	$22,502,731

Net increase in net assets from operations	$105,807,245

(1)	Includes $93,628,025 of net realized gains from redemptions in-kind.

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
From operations —
Net investment income	$83,304,514	$153,888,659
Net realized gain from investment and foreign currency transactions	82,777,769	302,041,763
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(60,275,038)	(194,073,100)
Net increase in net assets from operations	$105,807,245	$261,857,322
Capital transactions —
Contributions	$394,449,753	$1,134,112,358
Withdrawals	(252,549,070)	(886,281,300)
Net increase in net assets from capital transactions	$141,900,683	$247,831,058

Net increase in net assets	$247,707,928	$509,688,380

Net Assets
At beginning of period	$11,055,384,820	$10,545,696,440
At end of period	$11,303,092,748	$11,055,384,820

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2016

Supplementary Data

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.47%	0.47%	0.48%	0.48%	0.48%
Net investment income	1.55	%(2)	1.44%	1.45%	1.50%	1.78%	1.53%
Portfolio Turnover	2	%(3)	9%	8%	3%	2%	2%

Total Return	1.00	%(3)	2.53%	12.73%	32.39%	15.48%	0.80%

Net assets, end of period (000’s omitted)	$11,303,093		$11,055,385	$10,545,696	$9,414,954	$7,729,091	$8,072,683

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2016, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 7.0%, 12.0%, 5.5%, and 1.1% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 74.4% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

23

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit.

As of June 30, 2016, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2016, the Portfolio’s investment adviser fee amounted to $24,225,950 or 0.45% (annualized) of the Portfolio’s average daily net assets.

24

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $82,314,966 and $42,178,705, respectively, for the six months ended June 30, 2016. In addition, investors contributed securities with a value of $323,656,622 and investments having an aggregate market value of $207,409,922 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2016.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,191,707,436

Gross unrealized appreciation	$9,101,060,410
Gross unrealized depreciation	(1,257,563)

Net unrealized appreciation	$9,099,802,847

5  Restricted Securities

At June 30, 2016, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Common Stocks
Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,638,305
Antero Resources Corp.	12/17/15	12/17/16	535,000	10,439,324	13,899,300
Arista Networks, Inc.	9/17/15	9/17/16	327,000	20,705,467	21,052,260
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	11,249,229
DexCom, Inc.	12/17/15	12/17/16	25,000	2,050,090	1,983,250
Dollar Tree, Inc.	12/17/15	12/17/16	105,998	8,357,860	9,989,252
LinkedIn Corp., Class A.	9/17/15	9/17/16	190,000	37,538,479	35,957,500
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	16,819,573
On Assignment, Inc.	12/17/15	12/17/16	105,500	4,717,016	3,898,225
Ross Stores, Inc.	9/17/15	9/17/16	60,327	3,000,068	3,419,938
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,424,116

Total Restricted Securities				$119,251,500	$123,330,948

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the

25

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2016

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any borrowings or significant allocated fees during the six months ended June 30, 2016.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,733,892,939	$21,881,994		$—	$1,755,774,933
Consumer Staples	1,147,404,259	92,344,375		—	1,239,748,634
Energy	756,977,938	11,249,229		—	768,227,167
Financials	1,715,281,034	15,768,717		—	1,731,049,751
Health Care	1,648,676,630	—		—	1,648,676,630
Industrials	1,173,845,263	—		—	1,173,845,263
Information Technology	2,450,691,301	—		—	2,450,691,301
Materials	228,890,131	1,233,547		—	230,123,678
Telecommunication Services	57,728,057	—		—	57,728,057
Utilities	22,309,163	—		—	22,309,163

Total Common Stocks	$10,935,696,715	$142,477,862	*	$—	$11,078,174,577

Rights	$1,676	$—		$—	$1,676
Short-Term Investments	—	213,334,030		—	213,334,030

Total Investments	$10,935,698,391	$355,811,892		$—	$11,291,510,283

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.43% of net assets at June 30, 2016).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

26

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services.

28

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2016

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance Family of Funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds (the “Funds”) within the Eaton Vance Funds’ investment company complex implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee that it believes that, in light of the facts surrounding its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within D&T’s audit engagement has not been impaired. D&T has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and
3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the no-action letter appear to be met with respect to D&T’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	August 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 18, 2016

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	August 18, 2016